Trade Receivables, Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Trade receivables	$ 12,775,324	$ 9,416,320
Bad debt provision for trade receivables	(2,299,558)	(1,294,097)
Trade receivables, net	$ 10,475,766	$ 8,122,223